Notes Payable (Narrative) (Details) - USD ($)						1 Months Ended												3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 09, 2020	Dec. 11, 2019	Aug. 06, 2019	Jul. 03, 2019	Apr. 01, 2019	Mar. 25, 2020	Jan. 27, 2020	Nov. 25, 2019	Nov. 18, 2019	Aug. 29, 2019	Jun. 18, 2019	May 28, 2019	Apr. 29, 2019	Mar. 28, 2019	Feb. 22, 2019	Jan. 16, 2019	May 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017	Feb. 06, 2019	Dec. 31, 2016
Debt Instrument [Line Items]
Notes Payable																		$ 69,915		$ 4,524,347	$ 69,915		$ 1,607		$ 15,223
Interest rate																		3.75%		5.50%	3.75%		6.00%		2.50%
Debt maturity																					Aug. 12, 2020		Dec. 31, 2019		Jul. 15, 2020
Interest accretion																		$ 603,852			$ 1,412,705		$ 644,055
Share Issued																	50,000
Unexercised warrants outstanding																		$ 0			$ 0		$ 277,342
Unexercised warrants price per share																					$ 4		$ 4
Stock issued in excahnge of reduction in short- term notes value																	$ 100,000			1,367,500	$ 100,000		$ 637,000	$ 60,000
Accrued interest																							4.00%
Number of Common shares exchange																										38,625
Expiration period																		36 months			36 months		36 months
Exercise price																		$ 1.325			$ 1.325		$ 1.325
Outstanding warrants expired																					between March 2022 and November 2022		between November 29, 2021 and April 17, 2022
Monthly lease payment																					$ 1,500		$ 1,500
Lease expiration date				Jun. 30, 2021
Convertible Notes Payable																		$ 2,699,374			2,699,374		$ 2,876,950
Individual [Member]
Debt Instrument [Line Items]
Debt maturity																							Mar. 31, 2021
Accrued interest																							6.25%
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Notes Payable					$ 225,000									$ 225,000
Amounts withdraw														56,250
Debt discount					$ 25,000									$ 20,000
Interest rate					10.00%									10.00%
Debt maturity					Apr. 30, 2020									Nov. 30, 2020
Initial draw borrowed					$ 100,000
Percentage of lowest traded price					70.00%									70.00%
Conversion price														$ 3
Convertible Notes Payable																							$ 112,500
Convertible Notes Payable Three [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued					25,000
Convertible Notes Payable Three [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					125.00%									125.00%
Convertible Notes Payable Three [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage					110.00%									110.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable																$ 382,000
Amounts withdraw																							112,500
Debt discount																$ 38,200
Interest rate																12.00%
Debt maturity																Jun. 30, 2019
Interest expense																		91,338	$ 40,578		247,794	$ 45,022	89,279
Interest accretion																							644,055
Prepayment penalties																							134,461
Percentage of lowest traded price																70.00%
Conversion price																$ 3
Convertible Notes Payable																							382,000
Convertible Notes Payable [Member] | Transaction One [Member]
Debt Instrument [Line Items]
Available borrowings																							56,250
Convertible Notes Payable [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued																92,271
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage																125.00%
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage																110.00%
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Notes Payable											$ 366,120
Debt discount											$ 27,120
Interest rate											8.00%
Debt maturity											May 31, 2020
Prepayment penalties, percentage											120.00%
Percentage of lowest traded price											75.00%
Convertible Notes Payable																							366,120
Convertible Notes Payable one [Member]
Debt Instrument [Line Items]
Notes Payable															$ 200,000
Amounts withdraw														$ 56,250
Debt discount															$ 20,000
Interest rate															5.00%
Debt maturity														Mar. 31, 2020	Nov. 30, 2019
Percentage of lowest traded price															70.00%
Conversion price															$ 3
Convertible Notes Payable																							200,000
Convertible Notes Payable one [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage															125.00%
Convertible Notes Payable one [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage															110.00%
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Notes Payable												$ 322,580
Debt discount												$ 22,580
Interest rate												8.00%
Debt maturity												May 31, 2020
Prepayment penalties, percentage												120.00%
Percentage of lowest traded price												75.00%
Conversion price												$ 2.75
Convertible Notes Payable																		83,458			83,458		322,580
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Notes Payable													$ 1,325,000
Debt discount													$ 92,750
Interest rate													8.00%
Debt maturity													Apr. 30, 2020
Prepayment penalties, percentage													120.00%
Percentage of lowest traded price													75.00%
Conversion price													$ 2.75
Convertible Notes Payable																							1,325,000
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Notes Payable														$ 225,000
Amounts withdraw														112,500
Debt discount														$ 20,000
Interest rate														10.00%
Debt maturity														Jun. 30, 2020
Percentage of lowest traded price														70.00%
Conversion price														$ 3
Convertible Notes Payable																		83,435			83,435		$ 168,750
Convertible Notes Payable Two [Member] | Investor [Member]
Debt Instrument [Line Items]
Share Issued														25,000
Convertible Notes Payable Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage														125.00%
Convertible Notes Payable Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage														110.00%
Notes Payable Three [Member]
Debt Instrument [Line Items]
Interest rate																							6.25%
Debt maturity																							Aug. 31, 2019
Financial Institution [Member]
Debt Instrument [Line Items]
Notes Payable																		$ 724			$ 724		$ 153
Debt maturity																					Jul. 31, 2020		Jun. 30, 2022
Monthly lease payment																					$ 18,080
Lease term																		5 years			5 years		5 years
Lease expiration date																					Dec. 31, 2021
Financial Institution [Member] | Financing lease [Member]
Debt Instrument [Line Items]
Interest rate																		8.99%			8.99%
Monthly lease payment																					$ 679
Lease term																		6 years			6 years
Lease expiration date																					Dec. 31, 2025
Financial Institution [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes Payable																		$ 461			$ 461		$ 461
Interest rate																		4.75%			4.75%		4.75%
Debt maturity																							Jul. 31, 2020
Monthly lease payment																					$ 1,413
Lease term																		3 years			3 years
Financial Institution [Member] | Minimum [Member]
Debt Instrument [Line Items]
Notes Payable																		$ 263			$ 263		$ 253
Interest rate																		4.50%			4.50%		4.00%
Debt maturity																					Jul. 31, 2019		Jul. 31, 2019
Monthly lease payment																					$ 4,530
Lease term																		2 years			2 years
Bank [Member]
Debt Instrument [Line Items]
Interest rate																		4.00%			4.00%		3.10%
Debt maturity																					Jun. 26, 2020		Dec. 31, 2019
Notes Payable Five [Member]
Debt Instrument [Line Items]
Interest rate																							10.00%
Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate																							8.00%
Notes Payable One [Member]
Debt Instrument [Line Items]
Interest rate																							8.00%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Interest rate																							6.25%
Notes Payable Four [Member]
Debt Instrument [Line Items]
Interest rate																							6.25%
Mortgage Payable [Member]
Debt Instrument [Line Items]
Notes Payable																											$ 34,435
Interest rate																											4.75%
Convertible Notes Payable Nine [Member]
Debt Instrument [Line Items]
Notes Payable			$ 220,000
Debt discount			$ 20,000
Interest rate			12.00%
Debt maturity			Aug. 31, 2020
Prepayment penalties, percentage			120.00%
Percentage of lowest traded price			75.00%
Convertible Notes Payable																		$ 55,000			$ 55,000
Convertible Notes Payable Ten [Member]
Debt Instrument [Line Items]
Notes Payable										$ 234,726
Debt discount										$ 16,376
Interest rate										8.00%
Debt maturity										Aug. 31, 2020
Prepayment penalties, percentage										120.00%
Percentage of lowest traded price										75.00%
Convertible Notes Payable																		110,000			110,000
Convertible Notes Payable Twelve [Member]
Debt Instrument [Line Items]
Notes Payable									$ 55,000
Debt discount									$ 5,000
Interest rate									8.00%
Debt maturity									Nov. 30, 2020
Percentage of lowest traded price									70.00%
Percentage of lowest traded price before issue date									70.00%
Convertible Notes Payable																		1,000,000			1,000,000
Convertible Notes Payable Twelve [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									125.00%
Convertible Notes Payable Twelve [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									115.00%
Convertible Notes Payable Thirteen [Member]
Debt Instrument [Line Items]
Notes Payable									$ 110,000
Debt discount									$ 10,000
Interest rate									8.00%
Debt maturity									Nov. 30, 2020
Percentage of lowest traded price									70.00%
Percentage of lowest traded price before issue date									70.00%
Convertible Notes Payable																		225,000			225,000
Convertible Notes Payable Thirteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									125.00%
Convertible Notes Payable Thirteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage									115.00%
Convertible Notes Payable Fourteen [Member]
Debt Instrument [Line Items]
Notes Payable		$ 220,430
Debt discount		$ 15,430
Interest rate		8.00%
Debt maturity		Dec. 31, 2020
Percentage of lowest traded price		75.00%
Conversion price		$ 0.46
Convertible Notes Payable																		223,300			223,300
Convertible Notes Payable Fourteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage		130.00%
Convertible Notes Payable Fourteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage		120.00%
Convertible Notes Payable Fifteen [Member]
Debt Instrument [Line Items]
Notes Payable								$ 1,000,000
Debt discount								$ 70,000
Interest rate								8.00%
Debt maturity								Nov. 30, 2020
Percentage of lowest traded price								75.00%
Conversion price								$ 0.46
Percentage of redemption premium								115.00%
Convertible Notes Payable																		$ 338,625			$ 338,625
Convertible Notes Payable Fifteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes payable principal and interest								$ 250,000
Convertible Notes Payable Sixteen [Member]
Debt Instrument [Line Items]
Notes Payable	$ 225,000
Debt discount	$ 13,500
Interest rate	8.00%
Debt maturity	Oct. 31, 2020
Percentage of lowest traded price	75.00%
Convertible Notes Payable	$ 225,000
Convertible Notes Payable Sixteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	125.00%
Convertible Notes Payable Sixteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage	110.00%
Convertible Notes Payable Seventeen [Member]
Debt Instrument [Line Items]
Notes Payable							$ 223,300
Debt discount							$ 20,300
Interest rate							8.00%
Debt maturity							Jan. 31, 2021
Percentage of lowest traded price							75.00%
Convertible Notes Payable							$ 223,300
Convertible Notes Payable Seventeen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							125.00%
Convertible Notes Payable Seventeen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage							110.00%
Convertible Notes Payable Eighteen [Member]
Debt Instrument [Line Items]
Notes Payable						$ 338,625
Debt discount						$ 23,625
Interest rate						8.00%
Debt maturity						Jan. 31, 2021
Percentage of lowest traded price						75.00%
Conversion price						$ 0.46
Convertible Notes Payable Eighteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage						130.00%
Convertible Notes Payable Eighteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prepayment penalties, percentage						120.00%